Borrowing and onlending (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of borrowing and onlending

	12/31/2022	12/31/2021
Onlending obligations – Caixa Econômica Federal	22,231	24,877
Onlending obligations - BNDES	8,139	—
Others	6,078	194
Total	36,448	25,071